1717 Main Street, Suite 3700
Dallas, Texas 75201
214.659.4400 Phone
214.659.4401 Fax
andrewskurth.com

January 8, 2013

CONFIDENTIAL SUBMISSION NO. 2 VIA EDGAR

DRAFT AMENDED REGISTRATION STATEMENT

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Independent Bank Group, Inc.
Submission No. 2 of Confidential Draft Amended Registration Statement on Form S-1
CIK No. 0001564618

Ladies and Gentlemen:

On behalf of our client, Independent Bank Group, Inc. (the “Company”), we are submitting a draft amended Registration Statement (Submission No. 2) on Form S-1 (the “Registration Statement”) to the staff of the Securities and Exchange Commission (the “Commission”) for confidential nonpublic review pursuant to Section 6(e) of the Securities Act of 1933, as amended (the “Securities Act”). The draft amended Registration Statement submitted herewith relates to the initial public offering of the Company’s common stock and is the same as the draft Registration Statement submitted to the Commission on December 28, 2012, except that the audit report of McGladrey LLP on page F-1 is now signed and dated at the top of the report and we have corrected a typo on the cover page of the prospectus.

On behalf of our client, we confirm to you that as of the date of this letter, the Company is an emerging growth company, as defined in Section 2(a)(19) of the Securities Act, because its total gross revenues during the fiscal year ended December 31, 2011, its most recently completed fiscal year, were less than $1 billion. Please note this information is disclosed in the Company’s income statement included in the Registration Statement on page F-3. In addition, on behalf of our client, we confirm to you that as of the date of this letter none of the disqualifying conditions set forth in Section 2(a)(19) have occurred.

A formal filing of the Registration Statement will be made at a later date, which in no event will be later than 21 days before the Company commences its road show.

If you have any questions or comments concerning this submission, please do not hesitate to call the undersigned at 214-659-4593.

Very truly yours,

/s/ Joseph A. Hoffman

Joseph A. Hoffman

cc:	Mr. David R. Brooks
William T. Luedke IV, Esq.
Shanna R. Kuzdzal, Esq.
Mark Haynie, Esq.
Dudley W. Murrey, Esq. (of the firm)